Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Equipment, Net [Abstract]
Schedule of Equipment

Equipment consisted of the following:

	As of December 31,
	2023	2022
	US$	US$
Servers, computer and network equipment	140,204	73,468
Mining equipment	136,226,403	136,226,403
Total cost of equipment	136,366,607	136,299,871
Less: Accumulated depreciation:
– Servers, computers and network equipment	(70,674)	(25,164)
– Mining equipment	(42,589,423)	(18,134,149)
Total accumulated depreciation	(42,660,097)	(18,159,313)
Accumulated impairment loss	(11,849,595)	(11,849,595)
Net book value	81,856,915	106,290,963